Derivative liability (Detail Textuals 2)	12 Months Ended
Dec. 31, 2013
Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	72.80%
Fair value assumptions risk free rate	0.09%
Fair value assumptions expected term	1 month
Fair value assumptions valuation model	simulated probability valuation model
Dividend Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	78.00%
Fair value assumptions risk free rate	1.30%
Fair value assumptions expected term	4 years
Fair value assumptions valuation model	simulated probability valuation model
Investor Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	78.00%
Fair value assumptions risk free rate	1.30%
Fair value assumptions expected term	4 years 3 months
Fair value assumptions valuation model	simulated probability valuation model
Warrants Issued for Services
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	88.00%
Fair value assumptions risk free rate	1.80%
Fair value assumptions expected term	4 years 9 months
Fair value assumptions valuation model	simulated probability valuation model